George Putnam Balanced Fund
The fund's portfolio
4/30/19 (Unaudited)

COMMON STOCKS (62.1%)(a)
	Shares	Value
Basic materials (2.7%)
Apollo Global Management, LLC Class A	13,821	$451,808
Dow, Inc.(NON)	55,440	3,145,111
DowDuPont, Inc.	141,237	5,430,563
FMC Corp.	34,718	2,744,805
Fortune Brands Home & Security, Inc.	92,646	4,889,856
Freeport-McMoRan, Inc. (Indonesia)	348,225	4,286,650
Linde PLC	31,966	5,762,191
Sherwin-Williams Co. (The)	12,375	5,628,521
Summit Materials, Inc. Class A(NON)	100,843	1,766,769
W.R. Grace & Co.	10,171	768,724

		34,874,998
Capital goods (4.1%)
Avery Dennison Corp.	8,273	915,407
Ball Corp.	25,836	1,548,610
Boeing Co. (The)	16,250	6,137,463
Deere & Co.	13,165	2,180,519
Eaton Corp. PLC	42,208	3,495,667
Fortive Corp.	54,897	4,739,807
Honeywell International, Inc.	70,055	12,163,650
Johnson Controls International PLC	161,038	6,038,925
Roper Technologies, Inc.	17,539	6,308,778
TransDigm Group, Inc.(NON)	8,076	3,896,832
Waste Connections, Inc.	56,870	5,275,830

		52,701,488
Communication services (1.8%)
AT&T, Inc.	141,425	4,378,518
Charter Communications, Inc. Class A(NON)	13,936	5,172,904
Comcast Corp. Class A	123,497	5,375,824
SBA Communications Corp.(NON)(R)	18,342	3,736,816
Verizon Communications, Inc.	87,662	5,013,390

		23,677,452
Communications equipment (0.3%)
Cisco Systems, Inc.	64,766	3,623,658

		3,623,658
Computers (1.8%)
Apple, Inc.	113,140	22,703,804

		22,703,804
Conglomerates (1.1%)
AMETEK, Inc.	39,299	3,464,993
Danaher Corp.	76,697	10,157,751

		13,622,744
Consumer cyclicals (8.4%)
Advance Auto Parts, Inc.	9,130	1,518,502
Amazon.com, Inc.(NON)	13,359	25,736,381
BJ's Wholesale Club Holdings, Inc.(NON)	65,971	1,870,278
Booking Holdings, Inc.(NON)	3,261	6,049,122
Burlington Stores, Inc.(NON)	11,323	1,912,568
CarMax, Inc.(NON)(S)	21,952	1,709,183
Clorox Co. (The)	19,973	3,190,287
Ecolab, Inc.	4,918	905,305
General Motors Co.	262,072	10,207,704
Hilton Worldwide Holdings, Inc.	58,490	5,088,045
Home Depot, Inc. (The)	69,568	14,171,002
Levi Strauss & Co. Class A(NON)	60,490	1,355,581
Live Nation Entertainment, Inc.(NON)	50,465	3,297,383
MGM Resorts International	68,822	1,832,730
NIKE, Inc. Class B	56,712	4,981,015
TJX Cos., Inc. (The)	50,262	2,758,379
Walmart, Inc.	86,079	8,852,364
Walt Disney Co. (The)	50,610	6,932,020
Wynn Resorts, Ltd.	29,833	4,309,377

		106,677,226
Consumer staples (4.0%)
Chipotle Mexican Grill, Inc.(NON)	5,500	3,784,220
Coca-Cola Co. (The)	263,186	12,911,905
Costco Wholesale Corp.	13,262	3,256,219
Hershey Co. (The)	42,477	5,303,253
McCormick & Co., Inc. (non-voting shares)	30,663	4,721,182
PepsiCo, Inc.	28,883	3,698,468
Procter & Gamble Co. (The)	108,589	11,562,557
Walgreens Boots Alliance, Inc.	34,892	1,869,164
Yum China Holdings, Inc. (China)	89,170	4,239,142

		51,346,110
Electronics (2.7%)
Intel Corp.	132,863	6,781,328
NXP Semiconductors NV	98,134	10,364,913
ON Semiconductor Corp.(NON)	279,189	6,438,098
Qualcomm, Inc.	122,105	10,516,904

		34,101,243
Energy (3.0%)
BP PLC (United Kingdom)	1,599,425	11,629,592
Brigham Minerals, Inc. Class A(NON)	132,631	2,720,262
Cairn Energy PLC (United Kingdom)(NON)	901,606	2,008,742
Cenovus Energy, Inc. (Canada)	1,084,538	10,750,664
Encana Corp. (Canada)	470,995	3,262,547
Enterprise Products Partners LP	178,464	5,109,424
Kosmos energy, Ltd.	72,511	485,099
Kosmos energy, Ltd.	362,853	2,427,487
Williams Cos., Inc. (The)	14,243	403,504

		38,797,321
Financials (10.3%)
American International Group, Inc.	93,095	4,428,529
Assured Guaranty, Ltd.	212,623	10,142,117
Bank of America Corp.	555,612	16,990,615
BlackRock, Inc.	9,487	4,603,472
Chubb, Ltd.	20,034	2,908,937
Citigroup, Inc.	176,103	12,450,482
E*Trade Financial Corp.	114,922	5,821,949
Gaming and Leisure Properties, Inc.(R)	185,108	7,474,661
Goldman Sachs Group, Inc. (The)	43,207	8,897,185
Intercontinental Exchange, Inc.	40,678	3,309,155
JPMorgan Chase & Co.	62,450	7,247,323
KKR & Co., Inc. Class A	337,698	8,256,716
Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)	135,784	291,141
Prudential PLC (United Kingdom)	356,407	8,076,535
Raymond James Financial, Inc.	49,080	4,494,256
SunTrust Banks, Inc.	41,474	2,715,718
Visa, Inc. Class A	92,049	15,135,617
Wells Fargo & Co.	120,887	5,852,140
Yellow Cake PLC 144A (United Kingdom)(NON)	646,948	1,816,461

		130,913,009
Health care (7.1%)
Abbott Laboratories	40,825	3,248,037
AbbVie, Inc.	33,672	2,673,220
Allergan PLC	17,626	2,591,022
Amgen, Inc.	23,369	4,190,529
Baxter International, Inc.	13,972	1,066,064
Becton Dickinson and Co. (BD)	14,378	3,461,360
Boston Scientific Corp.(NON)	60,487	2,245,277
Bristol-Myers Squibb Co.	71,006	3,296,809
Celgene Corp.(NON)	11,194	1,059,624
Cigna Corp.	60,719	9,644,606
CVS Health Corp.	39,668	2,157,146
Edwards Lifesciences Corp.(NON)	11,871	2,090,127
Eli Lilly & Co.	36,624	4,286,473
Gilead Sciences, Inc.	31,582	2,054,093
ICU Medical, Inc.(NON)	6,150	1,399,125
Intuitive Surgical, Inc.(NON)	6,035	3,081,652
Johnson & Johnson	74,538	10,524,751
Medtronic PLC	26,792	2,379,398
Merck & Co., Inc.	96,294	7,579,301
Mettler-Toledo International, Inc.(NON)	3,781	2,817,828
Pfizer, Inc.	162,636	6,604,648
Regeneron Pharmaceuticals, Inc.(NON)	3,512	1,205,108
Thermo Fisher Scientific, Inc.	5,652	1,568,147
UnitedHealth Group, Inc.	31,423	7,323,759
Vertex Pharmaceuticals, Inc.(NON)	10,777	1,821,097

		90,369,201
Software (5.1%)
Activision Blizzard, Inc.	122,931	5,926,504
Adobe, Inc.(NON)	30,281	8,758,779
Electronic Arts, Inc.(NON)	41,726	3,949,366
Everbridge, Inc.(NON)	43,817	3,237,638
Microsoft Corp.	274,918	35,904,291
NetEase, Inc. ADR (China)	14,612	4,157,552
Tencent Holdings, Ltd. (China)	64,681	3,204,475

		65,138,605
Technology services (5.9%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	6,417	1,190,803
Alphabet, Inc. Class A(NON)	20,762	24,892,808
DXC Technology Co.	131,237	8,627,520
Facebook, Inc. Class A(NON)	89,866	17,380,084
Fidelity National Information Services, Inc.	66,263	7,681,870
First Data Corp. Class A(NON)	133,599	3,454,870
GoDaddy, Inc. Class A(NON)	29,915	2,438,073
Pinterest, Inc. Class A(NON)	25,023	775,213
Salesforce.com, Inc.(NON)	52,881	8,743,873

		75,185,114
Transportation (1.0%)
Norfolk Southern Corp.	26,557	5,418,159
Union Pacific Corp.	42,426	7,511,099

		12,929,258
Utilities and power (2.8%)
Ameren Corp.	16,113	1,172,543
American Electric Power Co., Inc.	87,670	7,500,169
CMS Energy Corp.	22,772	1,264,985
Dominion Energy, Inc.	17,697	1,378,065
Duke Energy Corp.	14,495	1,320,784
Edison International	17,134	1,092,635
Exelon Corp.	133,427	6,798,106
FirstEnergy Corp.	27,040	1,136,491
Kinder Morgan, Inc.	232,688	4,623,511
NextEra Energy, Inc.	19,860	3,861,578
NRG Energy, Inc.	66,180	2,724,631
Sempra Energy	11,390	1,457,351
Southern Co. (The)	26,961	1,434,864

		35,765,713

Total common stocks (cost $669,720,531)		$792,426,944

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association Pass-Through Certificates
5.00%, TBA, 5/1/49	$1,000,000	$1,043,516
5.00%, 2/20/49	3,990,775	4,167,438
4.50%, TBA, 4/1/49	1,000,000	1,038,320
4.50%, 3/20/49	633,556	667,813
4.00%, 4/15/43	4,896,371	5,103,089
3.50%, TBA, 5/1/49	7,000,000	7,114,843
3.50%, with due dates from 2/20/43 to 1/20/48	8,335,562	8,505,073
3.00%, with due dates from 7/20/46 to 10/20/46	8,313,940	8,301,065

		35,941,157
U.S. Government Agency Mortgage Obligations (7.0%)
Pass-Through Certificates Pass-Through Certificates Pass-Through Certificates 4.00%, TBA, 6/1/49	4,000,000	4,102,031
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	1,261	1,405
4.00%, with due dates from 7/1/42 to 2/1/48	5,289,197	5,481,245
3.50%, with due dates from 12/1/42 to 1/1/47	9,280,105	9,460,300
3.00%, with due dates from 3/1/43 to 2/1/47	3,044,462	3,018,614
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	1,608,500	1,756,041
5.25%, 11/1/20(i)	129,900	132,852
5.00%, with due dates from 8/1/33 to 1/1/39	454,728	489,507
4.50%, TBA, 5/1/49	3,000,000	3,121,172
4.50%, with due dates from 5/1/48 to 2/1/49	9,989,308	10,517,100
4.00%, TBA, 5/1/49	4,000,000	4,104,688
4.00%, with due dates from 12/1/44 to 6/1/48	16,125,501	16,670,147
3.50%, with due dates from 5/1/43 to 1/1/57	10,661,191	10,845,025
3.00%, TBA, 5/1/49	1,000,000	988,203
3.00%, with due dates from 12/1/30 to 3/1/47	11,150,460	11,107,933
2.00%, with due dates from 10/1/27 to 8/1/28	7,050,569	6,929,913

		88,726,176

Total U.S. government and agency mortgage obligations (cost $124,978,327)		$124,667,333

U.S. TREASURY OBLIGATIONS (10.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$8,310,000	$8,429,456
2.75%, 8/15/42(SEG)(SEGSF)	18,360,000	17,919,074
U.S. Treasury Notes
2.625%, 6/15/21	13,990,000	14,096,237
2.25%, 2/15/21	23,000,000	22,980,864
2.125%, 12/31/22	9,100,000	9,060,117
2.00%, 2/15/22	1,000,000	993,555
2.00%, 11/30/20	14,840,000	14,765,684
1.875%, 11/30/21	13,000,000	12,878,328
1.625%, 10/31/23	13,820,000	13,435,631
1.50%, 5/31/20	14,040,000	13,907,278

Total U.S. treasury obligations (cost $128,307,508)		$128,466,224

CORPORATE BONDS AND NOTES (14.0%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$169,000	$169,626
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	668,000	699,416
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	1,595,000	1,623,192
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,036,000	1,072,254
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	703,000	704,841
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	655,994
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	13,814
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	953,000	988,627
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	790,634
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	147,000	133,241
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	1,140,000	1,118,575
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,374,224
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	243,352
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	741,602

		10,329,392
Capital goods (0.5%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,102,313
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	940,000	955,303
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28	510,000	537,730
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	889,000	874,257
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	1,025,000	1,034,721
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	906,000	946,118
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	1,010,000	1,004,468

		6,454,910
Communication services (1.4%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	686,000	675,978
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	385,000	379,749
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	1,539,000	1,574,756
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,335,000	1,379,721
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	131,061
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	246,301
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,195,031
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	274,000	290,359
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	507,478
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	645,000	789,805
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	605,000	588,776
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	340,330
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	490,000	491,577
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	626,634
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	456,995
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	543,957
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	313,000	329,784
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	184,399
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	85,000	85,061
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	741,000	784,423
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	132,479
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	222,457
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	596,875	595,383
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,050,000	1,037,781
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	2,680,000	2,866,367
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	490,000	501,025
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	700,000	720,835

		17,678,502
Consumer cyclicals (1.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	976,329
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,151,136
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	658,414
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	254,901
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	847,000	861,966
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	671,000	693,997
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	390,000	395,898
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26	490,000	471,117
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	360,000	364,935
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	457,000	428,087
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	615,000	593,642
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	201,733
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	445,000	462,608
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	282,197
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	255,417
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	175,466
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	205,000	205,277
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	840,000	851,550
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,415,000	1,478,675
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	350,000	349,563
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,753,331
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	824,000	802,233
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	435,000	445,829
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	415,133
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	398,971
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	539,000	579,891
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,121,969
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,315,000	1,291,988
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	34,371
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. notes 7.75%, 1/20/24	1,060,000	1,276,698
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	62,000	59,458

		19,292,780
Consumer staples (0.7%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	203,918
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,134,788
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	579,874	682,283
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	591,847	602,952
Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	820,000	953,899
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,871,441
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	649,884
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	1,490,000	1,557,941
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	181,000	188,982
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	816,000	828,240
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	588,000	568,789

		9,243,117
Energy (1.2%)
BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	256,217
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	766,425
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	721,857
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	395,000	411,788
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	999,000	1,001,510
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49	137,000	153,809
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	2,076,000	1,972,200
Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	538,342
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	265,000	278,289
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	1,480,000	1,565,408
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	1,040,000	981,537
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	642,659
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)	315,000	323,269
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	175,000	212,749
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	348,000	325,589
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	177,260
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	935,054
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	560,000	550,178
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,230,388
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	1,557,000	1,618,044
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	275,000	279,146

		14,941,718
Financials (4.6%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	455,000	469,295
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	801,000	773,579
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	493,000	534,289
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	856,000	1,037,900
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,211,113
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	216,750
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	265,000	279,860
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	135,000	147,825
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,269,905
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	336,373
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.371%, 9/15/26	275,000	258,228
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	717,650
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	379,431
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	846,910
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	158,480
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	853,312
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,082,759
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,295,218
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	880,797
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	462,000	462,911
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	233,689
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	197,000	212,637
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	545,000	578,607
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,894,000	2,014,743
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,028
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,618,920
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,354,000	1,405,203
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	252,749
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	260,905
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	282,716
Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)	340,000	331,277
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	1,239,000	1,228,398
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	790,755
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,457,139
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,224,286
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	340,547
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	213,474
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	448,503
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,459,000	1,490,500
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,488,012
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	282,000	347,403
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,495,000	1,863,491
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	567,000	531,554
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	275,000	278,441
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)	250,000	291,899
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	105,000	106,798
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,225,000	2,405,116
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	207,110
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	918,000	935,571
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	3,710,000	3,618,336
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	555,000	581,459
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	458,000	547,310
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	322,186
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	530,000	544,752
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	672,000	717,619
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	1,290,000	2,017,301
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,192,180
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	315,000	328,163
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	370,000	447,327
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	140,000	142,615
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	158,000	165,505
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,512,844
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	342,963
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	700,000	731,175
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	201,828
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	430,000	446,997
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	423,765
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	359,705
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	749,397
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,764,714
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	720,000	747,151
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	627,125
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	710,000	744,706
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	787,000	823,821

		59,164,000
Health care (1.1%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	150,000	150,884
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	186,000	186,942
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	717,208
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	258,961
Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	225,000	226,954
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	753,000	749,830
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	2,793,000	2,842,854
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	216,000	213,129
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	715,000	725,035
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	1,595,000	1,689,997
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	152,731
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	286,073
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	502,864
Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	560,000	589,400
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	160,000	161,800
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	724,000	752,444
Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20	121,000	122,519
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	186,388
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	823,000	801,058
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	503,000	496,293
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,417,000	1,477,895
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	728,000	743,895

		14,035,154
Technology (1.2%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	705,617
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	245,000	252,466
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	366,164
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	483,260
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,527,000	1,457,140
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	1,356,000	1,469,182
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	333,541
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	62,000	60,065
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	487,000	504,847
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,295,000	1,338,363
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	882,000	1,091,951
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	1,195,000	1,222,317
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	1,150,000	1,152,961
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	531,000	515,031
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,900,000	1,989,876
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	374,000	364,102
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	1,185,000	1,143,525

		14,450,408
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	566,120
Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	393,828	413,869
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	180,325	182,771

		1,162,760
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	392,000	407,680
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	561,092
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	641,947
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	158,000	166,443
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	740,426
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	259,820
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	544,236
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	289,853
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)	365,000	376,461
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	640,035
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	433,381
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	549,017
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	67,000	67,920
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	159,000	169,349
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,120,000	1,265,623
Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	185,000	231,900
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	343,799
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	207,617
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	720,000	721,275
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	770,000	693,000
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	531,936
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	149,411
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.796%, 5/15/67	1,945,000	1,682,425

		11,674,646

Total corporate bonds and notes (cost $172,719,465)		$178,427,387

MORTGAGE-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.177%, 10/25/27 (Bermuda)	$365,136	$373,169
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	508,000	523,045
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	520,000	538,627
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.723%, 12/10/44(WAC)	500,000	516,587
FRB Ser. 14-CR18, Class C, 4.906%, 7/15/47(WAC)	2,392,000	2,457,189
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	777,000	817,061
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,073,891
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.177%, 11/25/28	760,000	766,888
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.677%, 9/25/24	467,695	476,195
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.227%, 8/25/28	970,623	1,126,226
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.477%, 9/25/28	156,796	178,058
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.827%, 1/25/29	1,010	1,010
Ser. 01-79, Class BI, IO, 0.282%, 3/25/45(WAC)	679,156	5,773
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.077%, 10/25/28 (Bermuda)	592,000	596,995
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.32%, 5/15/45(WAC)	772,000	767,850
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.806%, 10/15/45(WAC)	404,000	400,648
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.60%, 3/15/45(WAC)	1,794,000	1,750,722
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	2,032,334	138,199

Total mortgage-backed securities (cost $13,367,145)		$12,508,152

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)	371	$795
Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)	6,416	15,205
Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)	9,325	35,709
Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)	13,526	51,796
Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)	7,033	29,048
Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)	15,175	87,680
Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)	114,700	245,934
Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)	145,037	310,981
Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)	222,546	476,694

Total convertible preferred stocks (cost $1,666,638)		$1,253,842

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$309,325
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	522,218
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	325,171

Total municipal bonds and notes (cost $841,237)		$1,156,714

SHORT-TERM INVESTMENTS (4.5%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(P)	480,000	$480,000
Putnam Short Term Investment Fund 2.60%(AFF)	54,273,616	54,273,616
Putnam Cash Collateral Pool, LLC 2.72%(AFF)	2,567,275	2,567,275

Total short-term investments (cost $57,320,891)		$57,320,891
TOTAL INVESTMENTS

Total investments (cost $1,168,921,742)		$1,296,227,487

	FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $78,334,581) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/19/19	$7,208,217	$7,335,487	$127,270
	Barclays Bank PLC
		British Pound	Sell	6/19/19	5,326,972	5,429,080	102,108
		Canadian Dollar	Sell	7/17/19	2,583,369	2,595,291	11,922
	Citibank, N.A.
		British Pound	Sell	6/19/19	3,526,648	3,589,030	62,382
		Canadian Dollar	Sell	7/17/19	3,372,896	3,373,788	892
		Euro	Buy	6/19/19	231,881	236,448	(4,567)
	Goldman Sachs International
		British Pound	Sell	6/19/19	7,352,546	7,479,491	126,945
		Canadian Dollar	Sell	7/17/19	4,283,204	4,300,701	17,497
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	5/15/19	10,897,241	10,871,659	25,582
		Chinese Yuan (Offshore)	Sell	5/15/19	10,897,241	10,836,254	(60,987)
		Chinese Yuan (Offshore)	Sell	8/21/19	10,894,554	10,868,198	(26,356)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	7/17/19	3,727,611	3,743,386	15,775
		South Korean Won	Buy	5/15/19	3,682,139	3,825,913	(143,774)
		South Korean Won	Sell	5/15/19	3,682,139	3,849,855	167,716

	Unrealized appreciation						658,089

	Unrealized (depreciation)						(235,684)

	Total						$422,405
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	109	$16,054,774	$16,069,325	Jun-19	$237,229

Unrealized appreciation					237,229

Unrealized (depreciation)					—

Total					$237,229

TBA SALE COMMITMENTS OUTSTANDING at 4/30/19 (proceeds receivable $10,293,047) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.00%, 5/1/49	$4,000,000		$4,104,688
Government National Mortgage Association, 4.50%, 4/1/49	1,000,000		1,038,320
Government National Mortgage Association, 4.00%, 5/1/49	5,000,000		5,148,437

Total			$10,291,445

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,275,659,185.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,544,983, or 1.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$12,806,160	$117,075,792	$127,314,677	$247,813	$2,567,275
	Putnam Short Term Investment Fund**	66,260,491	229,325,362	241,312,237	1,004,230	54,273,616

	Total Short-term investments	$79,066,651	$346,401,154	$368,626,914	$1,252,043	$56,840,891
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,567,275, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,517,363.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $743,132.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $122,710.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $21,589,650 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts tomanage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $61,761 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $122,710 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$34,874,998	$—	$—
Capital goods	52,701,488	—	—
Communication services	23,677,452	—	—
Conglomerates	13,622,744	—	—
Consumer cyclicals	106,677,226	—	—
Consumer staples	51,346,110	—	—
Energy	25,158,987	13,638,334	—
Financials	120,728,872	9,892,996	291,141
Health care	90,369,201	—	—
Technology	197,547,949	3,204,475	—
Transportation	12,929,258	—	—
Utilities and power	35,765,713	—	—

Total common stocks	765,399,998	26,735,805	291,141
Convertible preferred stocks	—	—	1,253,842
Corporate bonds and notes	—	178,427,387	—
Mortgage-backed securities	—	12,508,152	—
Municipal bonds and notes	—	1,156,714	—
U.S. government and agency mortgage obligations	—	124,667,333	—
U.S. treasury obligations	—	128,466,224	—
Short-term investments	54,753,616	2,567,275	—

Totals by level	$820,153,614	$474,528,890	$1,544,983
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$422,405	$—
Futures contracts	237,229	—	—
TBA sale commitments	—	(10,291,445)	—

Totals by level	$237,229	$(9,869,040)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$658,089	$235,684
Equity contracts	237,229	—

Total	$895,318	$235,684

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	40
Forward currency contracts (contract amount)	$64,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com